Rule 497(k)

Destra Mutual Funds

Supplement Dated July 27, 2011

To the Following Prospectuses, Summary Prospectuses and Statements of Additional Information:

Destra Investment Trust	Destra Investment Trust II
Destra Global L-Series Fund
Destra International L-Series Fund
Destra US All Cap L-Series Fund
-Prospectus dated December 30, 2010,
as supplemented on June 23, 2011
-Summary Prospectus dated December 30, 2010, as supplemented on June 23, 2011 for each of the funds listed above
-Statement of Additional Information
dated December 30, 2010,
as supplemented on June 23, 2011

Destra Preferred and Income Securities Fund
-Prospectus dated April 15, 2011
-Summary Prospectus dated April 15, 2011
-Statement of Additional Information
dated April 15, 2011

Destra Focused Equity Fund
-Prospectus dated April 15, 2011
-Summary Prospectus dated April 15, 2011
-Statement of Additional Information
dated April 15, 2011

Effective July 25, 2011, Destra Advisors LLC changed its name to Destra Capital Advisors LLC and Destra Investments LLC changed its name to Destra Capital Investments LLC.

Please Keep This With Your Fund’s Prospectus, Summary Prospectus and
Statement of Additional Information
For Future Reference